Other payables and accrued liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Payables and Accruals [Abstract]
Schedule of other payables and accrued liabilities

Other payables and accrued liabilities consisted of the following:

	December 31, 2023	December 31, 2024
	HK$’000	HK$’000	US$’000
Accrued salary	4,561	6,272	808
Income tax payable	17	5	1
Other payables	2,471	36	4
	7,049	6,313	813